OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
Other Assets

	December 31	December 31
($ millions)	2021	2020
Investments	391	323
Prepaids and other	916	954
	1 307	1 277